Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

Common shares issued conversion of debt and accrued interest

On January 11, 2021, the Company issued 15,454,545 shares of its common stock in connection with the conversion of a convertible note payable of $170,000. The conversion price was based on contractual terms of the related debt.

Sale of Series E preferred shares and warrants

During January 2021, the Company entered into Securities Purchase Agreements with investors pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 113,943 shares of Series E and (ii) Warrants to purchase 152,000,000 shares of the Company’s common stock which are equal to 1,334 warrants for each for each share of Series E purchased (the “January 2021 Series E Offering”). The gross proceeds to the Company were $1,330,000, or $11.67 per unit. The Company paid fees of $137,000 and received net proceeds of $1,193,000. The initial exercise price of the Warrants related to the January 2021 Series E Offering is $0.01 per share, subject to adjustment. Additionally, the Company issued 30,400,000 warrants to the placement agent at an initial exercise price of $0.01 per share.

New subsidiary

On February 24, 2021, the Company formed a wholly owned subsidiary, Shyp CX, Inc., a company incorporated under the laws of the State of New York.

Asset acquisition

On January 15, 2021, the Company, through its newly formed, wholly-owned, subsidiary, Shyp FX, simultaneously executed an asset purchase agreement (“APA”) and closed a transaction to acquire substantially all of the assets and certain liabilities of Double D Trucking, Inc., a northern New Jersey-based logistics provider specializing in servicing Federal Express (“FedEx”) over the past 25 years (“DDTI”). The purchase price is $100,000 of cash and a promissory note of $400,000. The principal assets involved in the acquisition are vehicles for cargo transport, system equipment for vehicle tracking and navigation of vehicles, and delivery route rights together with assumption of associated customer relationships. The Company anticipates treated this transaction as an asset acquisition under ASC 805. A preliminary estimate of the relative fair values allocated to the assets acquired and liabilities assumed are as follows:

Assets acquired:
Transportation vehicles	$328,000
Equipment	20,000
Customer relationship	344,000
Total assets acquired at fair value	692,000
Liabilities assumed:
Notes payable	(192,000)
Net asset acquired	$500,000

Purchase consideration paid:
Cash paid	$100,000
Promissory note	400,000
Total purchase consideration paid	$500,000

Legal matters

For legal matters subsequent to December 31, 2020, see Note 9.

On March 2, 2021, Shypdirect received a demand letter from Ryder Truck Rental, Inc. (“Ryder”) related to a breach of the Truck Lease and Service Agreement between Shypdirect and Ryder, dated October 9, 2018. Pursuant to the letter, Ryder terminated the Truck Lease and Service Agreement for failure to pay invoices due. Pursuant to the letter, Ryder elected to require Shypdirect to purchase all of the terminated Vehicle(s) in accordance with the agreement for $2,871,272. In connection with this breach, as of December 31, 2020, the Company wrote off security deposits of $164,565 and recorded a contingent liability of $2,871,272 which is related to the default on truck leases for non-payment of monthly lease payments and the lessor’s demand for payment of the trucks for an aggregate contingency loss of $3,035,837.

Authorized shares

On February 23, 2021, the Company’s Board of Directors has unanimously adopted a resolution seeking stockholder approval to authorize the Board of Directors to increase the number of authorized shares of common stock from 4,000,000,000 shares to 10,000,000,000 shares.